UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [  ]; Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SIFE
Address: 100 North Wiget Lane
         Walnut Creek, CA 94598


13F File Number:  28-3808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     John P. King
Title:    President and Chief Compliance Officer
Phone:    (925) 988-2409

Signature, Place, and Date of Signing:

     /s/ John P. King              Walnut Creek, CA            05/10/00
     ------------------            ----------------            --------
        (Signature)                 (City, State)               (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0
                                          ----------
Form 13F Information Table Entry Total:           89
                                          ----------
Form 13F Information Table Value Total:    $ 744,916
                                          ----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/    SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT   PRN CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- ---------- -- ---- ------- ----------  ----------  ------ -------
AIG INTERNATIONAL              COM              026874107    13609  124281.25 SH       SOLE                124281.25
ALLIANCE CAPITAL               COM              01855A101     6729  162400.00 SH       SOLE                162400.00
AMSOUTH BANCORP                COM              032165102    17760 1188950.00 SH       SOLE               1188950.00
APPLIED POWER                  COM              038225108     1947   68300.00 SH       SOLE                 68300.00
AUTO ZONE                      COM              053332102     3219  116000.00 SH       SOLE                116000.00
BANC WEST CORP                 COM              059790105      762   38600.00 SH       SOLE                 38600.00
BANK OF NEW YORK               COM              064057102    16002  385000.00 SH       SOLE                385000.00
BANKNORTH GROUP                COM              06646L100      402   15000.00 SH       SOLE                 15000.00
BB&T CORP.                     COM              054937107     8421  300096.00 SH       SOLE                300096.00
BEAR STEARNS                   COM              073902108     3486   76400.00 SH       SOLE                 76400.00
CHARLES SCHWAB                 COM              808513105     4147   73000.00 SH       SOLE                 73000.00
CHARTER ONE FINL               COM              160903100    16087   66070.00 SH       SOLE                766070.00
CHASE MANHATTAN                COM              16161A108    47953  550000.00 SH       SOLE                550000.00
CHITTENDEN CORP                COM              170228100     3197  107700.00 SH       SOLE                107700.00
CITIGROUP                      COM              172967101    14969  250000.00 SH       SOLE                250000.00
CITY NATL CORP                 COM              178566105    12127  360000.00 SH       SOLE                360000.00
CLAYTON HOMES                  COM              184190106     3463  342000.00 SH       SOLE                342000.00
COMERICA INC COM               COM              200340107    25818  616550.00 SH       SOLE                616550.00
COMMUNITY FIRST                COM              203902101     5408  338024.00 SH       SOLE                338024.00
COMPASS BANC                   COM              20449H109    10066  504900.00 SH       SOLE                504900.00
CULLEN/FROST                   COM              229899109     8772  331800.00 SH       SOLE                331800.00
DONALDSON CO.                  COM              257651109      593   26300.00 SH       SOLE                 26300.00
DONALDSON LUFKIN               COM              257661108     3436   66400.00 SH       SOLE                 66400.00
FANNIE MAE                     COM              313586109    16969  300000.00 SH       SOLE                300000.00
FIFTH THIRD                    COM              316773100     3150   50000.00 SH       SOLE                 50000.00
FIRST TENN NATL                COM              337162101    15884  782000.00 SH       SOLE                782000.00
FIRST UNION                    COM              337358105     7400  200000.30 SH       SOLE                200000.30
FIRSTAR                        COM              33763V109    24339 1061100.00 SH       SOLE               1061100.00
FLEETBOSTON FINL               COM              338915101    46731  273760.00 SH       SOLE               1273760.00
FREDDIE MAC                    COM              313400301     5890  133300.00 SH       SOLE                133300.00
GOLDMAN SACHS                  COM              38141G104     3326   31600.00 SH       SOLE                 31600.00
HELEN OF TROY                  COM              G4388N106     1162  169000.00 SH       SOLE                169000.00
HEWLETT PACKARD                COM              428236103     2790   21000.00 SH       SOLE                 21000.00
HONEYWELL INTL                 COM              438516106     4041   76700.00 SH       SOLE                 76700.00
ILL. TOOL WORKS                COM              452308109     2812   50900.00 SH       SOLE                 50900.00
IMPERIAL BANCORP               COM              452556103     7409  239000.00 SH       SOLE                239000.00
INDEPENDENT BANK               COM              453836108     6458  541000.00 SH       SOLE                541000.00
INGERSOLL-RAND                 COM              456866102     2212   50000.00 SH       SOLE                 50000.00
INVACARE CORP                  COM              461203101     4854  176900.00 SH       SOLE                176900.00
JACOBS ENGINEER.               COM              469814107     1581   49600.00 SH       SOLE                 49600.00
JOHNSON CONTROL                COM              478366107     1307   23500.00 SH       SOLE                 23500.00
KEYCORP NEW COM                COM              493267108    12445  655000.00 SH       SOLE                655000.00
LEGG MASON                     COM              524901105     4282   99000.00 SH       SOLE                 99000.00
LEGGETT & PLATT                COM              524660107     3173  147600.00 SH       SOLE                147600.00
LEHMAN BROTHERS                COM              524908100      970   10000.00 SH       SOLE                 10000.00
M&T BANK CORP                  COM              55261F104    17458   39100.00 SH       SOLE                 39100.00
MBNA INC.                      COM              55262L100     2486   97500.00 SH       SOLE                 97500.00
MELLON FINANCIAL               COM              58551A108    33136 1113800.00 SH       SOLE               1113800.00
MERRILL LYNCH                  COM              590188108     6285   60000.00 SH       SOLE                 60000.00
MORGAN STANLEY                 COM              617446448     3315   40000.00 SH       SOLE                 40000.00
NATIONAL CITY                  COM              635405103    16500  800000.00 SH       SOLE                800000.00
NATIONAL DATA                  COM              635621105      923   35500.00 SH       SOLE                 35500.00
NATL COMM BANC                 COM              635449101     2331  126000.00 SH       SOLE                126000.00
NATL DISCOUNT                  COM              635646102     3831   77600.00 SH       SOLE                 77600.00
NORTH FORK BANC                COM              659424105    13929  779232.00 SH       SOLE                779232.00
NORTHERN TRUST                 COM              665859104     8249  122100.00 SH       SOLE                122100.00
PACIFIC CENTURY                COM              694058108      812   40000.00 SH       SOLE                 40000.00
PAINE WEBBER                   COM              695629105     3608   82000.00 SH       SOLE                 82000.00
PAPA JOHN'S INT'L              COM              698813102     3102   94000.00 SH       SOLE                 94000.00
PENTAIR                        COM              709631105     4711  127100.00 SH       SOLE                127100.00
PEOPLES HERITAGE               COM              711147108     5329  355270.00 SH       SOLE                355270.00
PNC FINANCIAL GRP              COM              693475105    14871  330000.00 SH       SOLE                330000.00
PROCTER & GAMBLE CO COM        COM              742718109     1130   20000.00 SH       SOLE                 20000.00
PROVIDENT FIN'L                COM              743866105     1703   50000.00 SH       SOLE                 50000.00
REGIONS FINL CORP              COM              758940100     2217   97200.00 SH       SOLE                 97200.00
REYNOLDS & REY                 COM              761695105     2457   91000.00 SH       SOLE                 91000.00
RYAN'S FAMILY                  COM              783519101     1334  139500.00 SH       SOLE                139500.00
SHERMAN WILLIAMS               COM              824348106     2578  116500.00 SH       SOLE                116500.00
SOUTHTRUST CORP.               COM              844730101     3434  135000.00 SH       SOLE                135000.00
SOUTHWEST SECS.                COM              845224104     2580   59400.00 SH       SOLE                 59400.00
SOVEREIGN BANC                 COM              845905108     4507  596000.00 SH       SOLE                596000.00
STATE ST. CORP                 COM              857477103     9106   94000.00 SH       SOLE                 94000.00
STERLING BANCSHS               COM              858907108     3825  400000.00 SH       SOLE                400000.00
SUMMIT BANCORP                 COM              866005101    15213  579530.00 SH       SOLE                579530.00
SUMMIT BANCSHRS                COM              866011109     4495  290000.00 SH       SOLE                290000.00
SUNTRUST BANKS                 COM              867914103    23718  410700.00 SH       SOLE                410700.00
TCF FINANCIAL                  COM              872275102     4315  181200.00 SH       SOLE                181200.00
TELEFLEX INC.                  COM              879369106     2724   77000.00 SH       SOLE                 77000.00
TRANSATLANTIC                  COM              893521104     1453   17000.00 SH       SOLE                 17000.00
U.S. BANCORP                   COM              902973106    15312  700000.00 SH       SOLE                700000.00
UNIONBANCAL                    COM              908906100     7194  261000.00 SH       SOLE                261000.00
UNITED TECH.                   COM              913017109     5004   79200.00 SH       SOLE                 79200.00
USV TELEMGNT                   COM              902953108      219   50000.00 SH       SOLE                 50000.00
WACHOVIA CORP                  COM              929771103    25275  374100.00 SH       SOLE                374100.00
WASHINGTON MUT.                COM              939322103     1060   40000.00 SH       SOLE                 40000.00
WEBSTER FINCL                  COM              947890109     3763  163600.00 SH       SOLE                163600.00
WELLS FARGO & CO               COM              949746101    33823  830000.80 SH       SOLE                830000.80
WESTAMERICA                    COM              957090103     9712  350000.00 SH       SOLE                350000.00
ZIONS BANCORP                  COM              989701107     8325  200000.00 SH       SOLE                200000.00